Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 27,511	$ 22,060	$ 17,637	$ 19,401	$ 12,892	$ 14,569	$ 13,838	$ 12,942	$ 10,880	$ 9,662	$ 10,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 26,236	21,010	16,778	18,435	12,234	13,810	13,102	12,243
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 25,811	19,852	16,550	19,668	15,800	15,689	14,840	13,171	11,175	9,946	10,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 23,883	18,344	15,278	18,131	14,547	14,426	13,625	12,076
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 19,189	16,433	12,627	15,258	11,948	13,285	13,119	12,827	11,285	9,981	10,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 17,363	14,850	11,397	13,747	10,751	11,938	11,771	11,495
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 12,626	10,438	7,802	10,944	8,620
Russell 2000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Account Value	$ 23,210	18,310	16,809	21,972	14,878	14,820	16,266	14,115	11,691	10,125	10,000
Russell 2000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Account Value	$ 22,042	17,510	16,237	19,726	12,033	14,137	15,407	14,093	11,691	9,840	10,000
Russell 2000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Account Value	$ 20,845	16,444	15,096	19,732	13,362	13,310	14,609	12,677
Russell 2000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Account Value	$ 19,495	15,487	14,361	17,447	10,643	12,504	13,627	12,465
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
iShares Russell 1000 Value ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	iShares® Russell 1000 Value ETF
Account Value	$ 23,775	18,647	16,340	18,444	13,683	14,433	13,901	12,715	11,066	9,540	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 31,163	22,855	18,792	22,232	17,101	14,851	14,245	12,081
iShares® Russell 1000 Value ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	iShares® Russell 1000 Value ETF
Account Value	$ 21,811	17,107	14,990	16,921	12,553	13,241	12,752	11,664
MSCI EAFE® (LOC) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® (LOC) Index
Account Value	$ 20,406	17,363	14,430	16,234	12,762	13,397	13,191	12,552	10,547	10,080	10,000
MSCI EAFE® (LOC) Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® (LOC) Value Index
Account Value	$ 18,505	15,953	12,672	13,310	10,103	12,093	12,338	12,100	9,891	9,683	10,000
MSCI EAFE® (USD) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® (USD) Index
Account Value	$ 17,419	13,961	11,111	14,841	11,804	11,746	11,905	11,588	9,729	9,134	10,000
MSCI EAFE® (USD) Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® (USD) Value Index
Account Value	$ 15,625	12,689	9,649	12,085	9,250	10,503	11,046	11,087	$ 9,047	$ 8,740	$ 10,000
MSCI EAFE® (LOC) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® (LOC) Index
Account Value	$ 19,121	16,269	13,522	15,212	11,959	12,554	12,361	11,762
MSCI EAFE® (LOC) Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® (LOC) Value Index
Account Value	$ 18,037	15,549	12,352	12,973	9,847	11,787	12,026	11,794
MSCI EAFE® (USD) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® (USD) Index
Account Value	$ 18,277	14,649	11,659	15,572	12,386	12,325	12,492	12,159
MSCI EAFE® (USD) Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® (USD) Value Index
Account Value	$ 17,230	13,993	10,640	13,327	10,200	$ 11,582	$ 12,182	$ 12,226
MSCI EAFE® (USD) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® (USD) Index
Account Value	$ 13,710	10,989	8,746	11,681	9,291
MSCI EAFE® (USD) Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® (USD) Value Index
Account Value	$ 13,799	$ 11,206	$ 8,521	$ 10,673	$ 8,169